Share based compensation (Details) - Stock Options Member - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Number of option outstanding, Opening Balance	37,856	6,439	49,613
Granted	54,308	38,277	923
Cancelled	(48,804)		(43,385)
Expired	(904)	(4,637)	(650)
Forfeited		(1,900)	(62)
Exercised		(323)
Numbr of option outstanding, Closing Balance	42,456	37,856	6,439
Number of option, Exercisable	34,123	36,875	6,404
Weighted average exercise price, opening balance	$ 101.59	$ 241.47	$ 178.83
Weighted average exercise price, Granted	26.24	99.05	84.50
Weighted average exercise price, Weighted average exercise price, Cancelled	95.68		166.50
Weighted average exercise price, Weighted average exercise price, Forfeited		135.64	243.75
Weighted average exercise price, Exercised		84.50
Weighted average exercise price, Expired	352.83	262.12	241.19
Weighted average exercise price, Closing balance	6.97	101.59	241.47
Weighted average exercise price, Exercisable	$ 7.30	$ 100.01	$ 241.42